Significant Accounting Policies - Schedule of Estimated Useful Lives (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Increase in depreciation expense			$ 1.2
Compression equipment, facilities and other fleet assets
Property, Plant and Equipment [Line Items]
Useful life	23 years	30 years
Salvage value	15.00%	20.00%	15.00%
Compression equipment, facilities and other fleet assets | Minimum
Property, Plant and Equipment [Line Items]
Useful life			3 years
Compression equipment, facilities and other fleet assets | Maximum
Property, Plant and Equipment [Line Items]
Useful life			23 years
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Useful life			20 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Useful life			35 years
Transportation, shop equipment and other | Minimum
Property, Plant and Equipment [Line Items]
Useful life			3 years
Transportation, shop equipment and other | Maximum
Property, Plant and Equipment [Line Items]
Useful life			10 years